Royalty Purchase and Sale Agreement - Summarizes the Activity of the HCR Agreement (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2023		$ 37,079
Non-cash interest expense	$ 1,960	5,852	$ 604
Balance at September 30, 2024	40,583	40,583	37,079
HCR Agreement [Member]
Royalty Purchase And Sale Agreement [Line Items]
Royalty purchase and sale agreement balance at December 31, 2023		37,079	37,500
Payments	(694)	(1,989)
Non-cash interest expense		5,852	604
October 1st payment included in accounts payable and accrued expenses		(359)
Balance at September 30, 2024	$ 40,583	$ 40,583	$ 37,079
Effective interest rate	20.90%		22.60%